UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	40 Mespil Road
         	Dublin 4
         	Ireland

13F File Number:  28-06734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Enda McMahon
Title:  Global Head of Regulatory Risk
Phone:  011 353 1 6378119
Signature, Place, and Date of Signing:
Enda McMahon, Dublin, Ireland   January 30, 2007

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:         47
Form 13F Information Table Value Total:   	$7,217,776
List of Other Included Managers:
No.  13F File Number     Name

ISSUER                       CLASS           CUSIP VALUE   SHRS/PRN ASH/PRN PUT/CAINV DISCRETIMGRS  SOLE      SHARED NONE
New Ireland Fund Inc         COM          645673104   10536    281365  SH         SOLE                  281365
Elan Plc                     ADR          284131208     295     20000  SH         SOLE                   20000
Iona Technologies Plc        Spon ADR     46206P109    4204    856252  SH         SOLE                  856252
Dover Corp                   COM          260003108   41792    850385  SH         SOLE                  850385
Johnson & Johnson            COM          478160104  444483   6694527  SH         SOLE                 6694527
Altria Group Inc             COM          2209S103   448340   5199346  SH         SOLE                 5199346
United Technologies Corp     COM          913017109  394368   6277253  SH         SOLE                 6277253
ACE Ltd                      Ord          G0070K103  270292   4438300  SH         SOLE                 4438300
Aflac Inc                    COM          1055102     27074    589022  SH         SOLE                  589022
Boeing Co                    COM          97023105    95562   1073726  SH         SOLE                 1073726
JP Morgan Chase & Co         COM          46625H100  248085   5072271  SH         SOLE                 5072271
Clear Channel Communications COM          184502102   53928   1517376  SH         SOLE                 1517376
Citigroup Inc                COM          172967101    7884    141119  SH         SOLE                  141119
Morgan Stanley               COM          617446448  106248   1303182  SH         SOLE                 1303182
First Data Corp              COM          319963104  256949  10108145  SH         SOLE                10108145
General Dynamics Corp        COM          369550108  299774   4005802  SH         SOLE                 4005802
Home Depot Inc               COM          437076102  152767   3845609  SH         SOLE                 3845609
Illinois Tool Wks Inc        COM          452308109  211838   4553198  SH         SOLE                 4553198
International Business Machs COM          459200101  120879   1246882  SH         SOLE                 1246882
Hartford Finl Svcs Group Inc COM          416515104   53811    574997  SH         SOLE                  574997
Johnson Ctls Inc             COM          478366107   37658    436843  SH         SOLE                  436843
MBIA Inc                     COM          55262C100   44292    604135  SH         SOLE                  604135
Merrill Lynch & Co Inc       COM          590188108  360771   3856247  SH         SOLE                 3856247
Microsoft Corp               COM          594918104  244352   8151871  SH         SOLE                 8151871
Nike Inc                     CL B         654106103  189657   1911287  SH         SOLE                 1911287
Wells Fargo & Co             COM          949746101  334549   9317616  SH         SOLE                 9317616
Occidental Pete Corp Del     COM          674599105   69229   1407102  SH         SOLE                 1407102
Paychex INC                  COM          704326107   16798    425000  SH         SOLE                  425000
PepsiCo Inc                  COM          713448108  154316   2440555  SH         SOLE                 2440555
Chevron Corp                 COM          166764100  358362   4824156  SH         SOLE                 4824156
Stryker Corp                 COM          863667101   26366    478600  SH         SOLE                  478600
Toll Bros Inc                COM          889478103  149463   4653985  SH         SOLE                 4653985
UnitedHealth Group Inc       COM          91324P102  139455   2599109  SH         SOLE                 2599109
Walgreen Co                  COM          931422109   11473    250000  SH         SOLE                  250000
Conocophillips               COM          20825C104  235104   3234119  SH         SOLE                 3234119
Accenture Ltd Bermuda        CL A         G1150G111  376373  10106695  SH         SOLE                10106695
Western Un Co                COM          959802109   47593   2130412  SH         SOLE                 2130412
ICon Pub Ltd Co              Spon ADR     45103T107    3592     95368  SH         SOLE                   95368
PETRO-CDA                    COM          71644E102  286333   6997232  SH         SOLE                 6997232
Canadian Pac Ry Ltd          COM          13645T100  173577   3264790  SH         SOLE                 3264790
TECK COMINCO Ltd             CL B         878742204  218029   2923227  SH         SOLE                 2923227
Penn West Energy Tr          Tr Unit      707885109   10954    358821  SH         SOLE                  358821
Cemex SAB De CV              Spon ADR     151290889  158642   4714462  SH         SOLE                 4714462
Icici Bk Ltd                 ADR          45104G104   77873   1868129  SH         SOLE                 1868129
Petroleo Brasileiro SA Petro Spon ADR     71654V408  114519   1112644  SH         SOLE                 1112644
Taiwan SemiConductor Mfg Ltd Spon ADR     874039100  124737  11344840  SH         SOLE                11344840
Posco                        Spon ADR     693483109    4600     55686  SH         SOLE                   55686